Cover	Sep. 20, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity File Number	001-41245
Entity Registrant Name	Murphy Canyon Acquisition Corp.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	760
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit, Each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Unit, Each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	MURFU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MURF
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of 11.50$
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of 11.50$
Trading Symbol	MURFW
Security Exchange Name	NASDAQ